Leases, Information on Leases (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Information on leases [Abstract]
Short-term	$ 60,578	$ 0
Long-term	526,781	$ 0
Warehouse [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	32,673
Long-term	14,094
Cranes [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	963
Long-term	0
Courtyards [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	10,285
Long-term	41,248
Major Vessel Maintenance [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	2,269
Long-term	0
Corporate building [Member] | Payable in US Dollars [Member]
Information on leases [Abstract]
Short-term	14,388
Long-term	$ 471,439